U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1    Name and Address of Issuer:
     Principal Life Insurance Company Separate Account B
     The Principal Financial Group
     Des Moines, IA  50392-0200

2 The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
     ------------
          X
     ------------

3    Investment Company Act File Number:                811-02091
     Securities Act File Number:      02-37988, 02-78001, 33-74232, 33-44670,
                                      33-44565, 333-63401

4a   Last day of fiscal year for which this notice if filed: 12/31/1999

4b Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
     ------------
         N/A
     ------------
     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c   Check box if this is the last time the issuer will be filing this Form.
     ------------
         N/A
     ------------

5    Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2:
             02-37988               $841,253
             02-78001              1,192,220
             33-44565             20,206,011
             33-44670            139,195,514
             33-74232            886,621,621
             333-63401            13,377,014
                             ----------------
                              1,061,433,633

     (ii) Aggregate price of shares redeemed or repurchased during the fiscal year:
             02-37988                766,530
             02-78001              2,834,091
             33-44565             12,245,377
             33-44670            103,099,785
             33-74232            556,330,527
             333-63401             2,811,901
                             ----------------
                                 678,088,211

     (iii)   Aggregate price of shares redeemed or repurchased  during
             any prior  fiscal year ending no earlier than October 11,
             1995 that were not previously used to reduce registration
             fees payable to the Commission:                                   0

     (iv)    Total available redemption credits [Add items 5(ii) and 5(iii)]:
                                                                     678,088,211


     (v)     Net Sales - If Item 5(i) is greater than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:                   383,345,422

--------------------------------------------------------------------------------

     (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]" N/A

--------------------------------------------------------------------------------

     (vii)   Multiplier for determining registration fee (See
             Instruction c.9):                                          0.000264

     (viii)  Registration fee due [Multiply Item 5(v) by Item
             5(vii)] (enter "0" if no fee is due):                    101,203.19
                                                                ================

6    Prepaid Shares
     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:
     ____________.

7 Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                              +                0
                                                                ----------------

8 Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                      101,203.19
                                                                ================

9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     ------------
      03/13/00
     ------------

     Method of Delivery:

     ------------
          X      Wire Transfer
     ------------
     ------------
         N/A     Mail or other means
     ------------

     THE 24F-2 FEE IS PAID BY 33-44565.

                                    Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:



           Principal Life Insurance Company Separate Account B



           By          /s/Joyce Hoffman
                       -------------------------------------------------------
                       ---------------------
                       Joyce Hoffman
                       Vice President and Corporate Secretary


           Date:       13th day of March, 2000